UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2004

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Minoru Konno
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

/s/ Minoru Konno                    New York, NY                   2/3/05
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     60

Form 13F Information Table Value Total:     278,489
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.
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  Item   1                     Item 2         Item 3     Item 4           Item 5         Item 6        Item 7        Item 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

BEST BUY INC.                   COM          086516101    3,108      52,300    SH           Sole                52,300
BRUNSWICK CORP                  COM          117043109    1,827      36,900    SH           Sole                36,900
CARNIVAL CORP COMM PAIRED STK   PAIRED CTF   143658300    3,175      55,100    SH           Sole                55,100
COACH INC                       COM          189754104    6,565     116,400    SH           Sole               116,400
COMCAST CORPORATION CL A        CL A         20030N101    3,395     102,000    SH           Sole               102,000
FAMILY DOLLAR STORES            COM          307000109    2,299      73,600    SH           Sole                73,600
HOME DEPOT                      COM          437076102    4,312     100,900    SH           Sole               100,900
INTL GAME TECHNOLOGY            COM          459902102    3,060      89,000    SH           Sole                89,000
JOHNSON CONTROLS INC.           COM          478366107    3,172      50,000    SH           Sole                50,000
TIME WARNER INC                 COM          887317105    2,315     119,000    SH           Sole               119,000
AVON PRODUCTS                   COM          054303102    1,579      40,800    SH           Sole                40,800
PEPSICO INC                     COM          713448108    6,760     129,500    SH           Sole               129,500
PROCTER & GAMBLE                COM          742718109    6,549     118,900    SH           Sole               118,900
SYSCO CORP                      COM          871829107    4,752     124,500    SH           Sole               124,500
WAL-MART STORES INC             COM          931142103    5,594     105,900    SH           Sole               105,900
WALGREEN CO                     COM          931422109    3,967     103,400    SH           Sole               103,400
DEVON ENERGY CORP               COM          25179M103    7,029     180,600    SH           Sole               180,600
EXXON MOBIL CORP                COM          30231G102   12,513     244,100    SH           Sole               244,100
AMBAC FINANCIAL GROUP           COM          023139108    3,433      41,800    SH           Sole                41,800
AMERICAN INTERNATIONAL GROUP    COM          026874107    5,240      79,800    SH           Sole                79,800
BANK OF AMERICA CORP            COM          060505104    7,838     166,800    SH           Sole               166,800
CAPITAL ONE FINANCIAL CORP      COM          14040H105    6,400      76,000    SH           Sole                76,000
CITIGROUP                       COM          172967101    8,860     183,900    SH           Sole               183,900
FANNIE MAE                      COM          313586109    4,080      57,300    SH           Sole                57,300
FRANKLIN RESOURCES INC          COM          354613101    6,115      87,800    SH           Sole                87,800
JP MORGAN CHASE & COMPANY       COM          46625H100    4,307     110,400    SH           Sole               110,400
MELLON FINANCIAL CORP           COM          58551A108    1,297      41,700    SH           Sole                41,700
MGIC INVT CORP WIS              COM          552848103    2,922      42,400    SH           Sole                42,400
MORGAN STANLEY                  COM          617446448    3,070      55,300    SH           Sole                55,300
WELLS FARGO & COMPANY           COM          949746101    4,201      67,600    SH           Sole                67,600
AMGEN INC.                      COM          031162100    4,317      67,300    SH           Sole                67,300
BOSTON SCIENTIFIC CORP          COM          101137107    3,797     106,800    SH           Sole               106,800
JOHNSON & JOHNSON               COM          478160104    7,027     110,800    SH           Sole               110,800
LILLY /ELI/ & CO.               COM          532457108    3,496      61,600    SH           Sole                61,600
PERKINELMER INC                 COM          714046109    1,534      68,200    SH           Sole                68,200
PFIZER INC                      COM          717081103    5,036     187,300    SH           Sole               187,300
WELLPOINT HEALTH NETWORKS INC   COM          94973V107    7,119      61,900    SH           Sole                61,900
ZIMMER HOLDINGS INC             COM          98956P102    3,165      39,500    SH           Sole                39,500
GENERAL ELECTRIC                COM          369604103   12,315     337,400    SH           Sole               337,400
MASCO CORP                      COM          574599106    5,673     155,300    SH           Sole               155,300
PAGE TOTAL:                                             193,212

NORTHROP GRUMMAN CORP           COM          666807102    3,262      60,000    SH           Sole                60,000
PITNEY BOWES                    COM          724479100    2,865      61,900    SH           Sole                61,900
TYCO INTERNATIONAL LTD REGD SH  COM          902124106    8,864     248,000    SH           Sole               248,000
AFFILIATED COMPUTER SVCS        COM          008190100    3,924      65,200    SH           Sole                65,200
AVAYA INC                       COM          053499109    1,459      84,800    SH           Sole                84,800
CISCO SYSTEMS INC               COM          17275R102    5,334     276,100    SH           Sole               276,100
DELL INC                        COM          24702R101    6,595     156,500    SH           Sole               156,500
EMC CORP MASS                   COM          268648102    1,203      80,900    SH           Sole                80,900
FIRST DATA CORP                 COM          319963104    3,718      87,400    SH           Sole                87,400
INTEL CORP                      COM          458140100    3,712     158,700    SH           Sole               158,700
INTL BUSINESS MACHINES          COM          459200101    6,132      62,200    SH           Sole                62,200
MICROSOFT CORP                  COM          594918104    8,641     323,400    SH           Sole               323,400
SYMANTEC CORP                   COM          871503108    1,427      55,400    SH           Sole                55,400
TEXAS INSTRUMENTS INC           COM          882508104    3,097     125,800    SH           Sole               125,800
AIR PRODUCTS & CHEMICALS        COM          009158106    2,104      36,300    SH           Sole                36,300
DOW CHEMICAL                    COM          260543103    4,431      89,500    SH           Sole                89,500
UNITED STATES STEEL CORP        COM          912909108    1,707      33,300    SH           Sole                33,300
NEXTEL COMMUNICATIONS INC CL A  CL A         65332V103    4,453     148,400    SH           Sole               148,400
VERIZON COMMUNICATIONS          COM          92343V104    4,108     101,400    SH           Sole               101,400
EXELON CORPORATION              COM          30161N101    8,241     187,000    SH           Sole               187,000
PAGE TOTAL:                                              85,277
GRAND TOTAL                                             278,489


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